Interest income from financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Interest income from financial assets at fair value through profit or loss
Schedule of main interest income from financial assets at fair value through profit or loss

	2018	2019	2020

Loans and advances to credit institutions	5,981	6,306	2,997
Loans and advances to customers	518	1,742	804
Debt instruments	7,550	7,336	8,207
	14,049	15,384	12,008